INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	The deferred tax assets as of December 31, 2012 and 2011 are as follows:

	2012	2011
Deferred Tax Asset:
Net Operating Loss Carryforwards	$2,138,602	$1,804,852
Current Year Net Operating Loss/(Gain)	990,808	333,750
Total Operating Loss Carryforward	3,129,410	2,138,602
Enacted Future Tax Rate	35%	35%
Deferred Tax Asset for NOL	1,095,294	748,511
Deferred Tax Asset for Temporary Differences Between Book and Tax Income	69,932	711,999
Gross Deferred Tax Asset	1,165,226	1,460,510
Valuation Allowance	(1,165,226)	(1,460,510)
Net Deferred Tax Asset	-	-